Stock-based Compensation - Summary of Performance-based Stock Option Activity and Related Information (Parenthetical) (Details) - Performance-based Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average exercise price, modification impact per share	$ 2.46	$ 3.64
Exercise price modification date	Jun. 07, 2016
Exercise Price Modification
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average exercise price, modification impact per share	$ 1.79